OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Maturity term	90 days
Time deposit	$ 13,669,142	$ 53,889,707
Rights in Forward Contracts (see details in Note 20)		4,678,343
Total other Financial Assets, current	14,138,161	60,152,627
Forward contract
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Rights in Forward Contracts (see details in Note 20)	469,019
Unidad de fomento
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Total other Financial Assets, current	13,647,997	53,868,075
Unidad de fomento | Banco Santander-Chile 08-09-2017
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal	$ 7,000,000
Annual rate	1.04%
Time deposit	$ 7,082,167
Unidad de fomento | BCI, 09-25-2017
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal	$ 1,500,000
Annual rate	1.36%
Time deposit	$ 1,516,454
Unidad de fomento | Banco Santander-Chile, 09-25-2017
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal	$ 5,000,000
Annual rate	0.94%
Time deposit	$ 5,049,376
Unidad de fomento | Banco HSBC, Chile 01152016
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal		$ 5,000,000
Annual rate		1.35%
Time deposit		$ 5,207,907
Unidad de fomento | Banco HSBC, Chile 02252016
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal		$ 6,000,000
Annual rate		1.09%
Time deposit		$ 6,209,086
Unidad de fomento | Banco HSBC, Chile 04222016
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal		$ 5,000,000
Annual rate		1.25%
Time deposit		$ 5,135,282
Unidad de fomento | Banco HSBC, Chile 06242016
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal		$ 5,000,000
Annual rate		1.11%
Time deposit		$ 5,088,450
Unidad de fomento | Banco HSBC, Chile 08312016 - Placement 1
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal		$ 7,000,000
Annual rate		1.50%
Time deposit		$ 7,072,864
Unidad de fomento | Banco HSBC, Chile 08312016 - Placement 2
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal		$ 3,000,000
Annual rate		1.24%
Time deposit		$ 3,028,570
Unidad de fomento | Banco HSBC, Chile 10192016
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal		$ 2,000,000
Annual rate		2.30%
Time deposit		$ 2,017,503
Unidad de fomento | Banco HSBC, Chile 11092016
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal		$ 5,000,000
Annual rate		3.48%
Time deposit		$ 5,038,755
Unidad de fomento | Banco HSBC, Chile 11242016 - Placement 1
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal		$ 10,000,000
Annual rate		2.85%
Time deposit		$ 10,046,439
Unidad de fomento | Banco HSBC, Chile 11242016 - Placement 2
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal		$ 5,000,000
Annual rate		2.85%
Time deposit		$ 5,023,219
Brazilian Real
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Total other Financial Assets, current	366,595	4,699,975
Brazilian Real | Vatorantim, 06-13-2017
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal	$ 20,013
Annual rate	8.82%
Time deposit	$ 21,145
Brazilian Real | Banco Votoratim
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Principal		$ 19,926
Annual rate		8.82%
Time deposit		$ 21,632
Argentina
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Rights in Forward Contracts (see details in Note 20)	$ 469,019
Funds in guaranty for Rofez derivative operations - Argentina (1)		$ 1,584,577